Derivative Financial Instruments (Hedging instruments) (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Asset derivatives included in accrued income and other assets
Total derivative assets		$ 473,374
Accrued income and other assets [Member]
Asset derivatives included in accrued income and other assets
Interest rate contracts designated as hedging instruments	49,998	169,222
Interest rate contracts not designated as hedging instruments	169,047	296,295
Foreign exchange contracts not designated as hedging instruments	28,499	5,605
Commodities contracts not designated as hedging instruments	4,278	0
Total derivative assets	251,822	471,122
Accrued expenses and other liabilities [Member]
Liability derivatives included in accrued expenses and other liabilities
Interest rate contracts designated as hedging instruments	25,321	0
Interest rate contracts not designated as hedging instruments	99,247	228,757
Foreign exchange contracts not designated as hedging instruments	18,909	4,655
Commodities contracts not designated as hedging instruments	3,838	0
Total derivative liabilities	$ 147,315	$ 233,412